Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000787441
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay MAP Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term appreciation of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 101 of the Prospectus and in the "Alternative Sales Arrangements" section on page 106 of the Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example reflects Class B shares converting into Investor Class shares in years 9-10; fees could be lower if you are eligible to convert to Class A shares instead. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 65% of its total assets in equity-type securities, including common stocks, and securities convertible into, or exchangeable for, common stocks, across all market capitalizations. The Fund primarily invests in domestic securities but may invest up to 35% of its net assets in foreign securities, which are generally securities issued by companies organized outside the U.S. and traded primarily in markets outside the U.S. Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of this limitation.

The Fund employs two subadvisors, Institutional Capital LLC ("ICAP") and Markston International LLC ("Markston"), with investment processes and styles that New York Life Investment Management LLC, the Fund's Manager, believes are complementary. Each Subadvisor is responsible for managing a portion of the Fund's assets, as designated by the Manager from time to time.

Investment Process: Each Subadvisor seeks securities that are out of favor but where a catalyst exists for turning such securities into investments that the Subadvisor believes will have improved performance. The Subadvisors' investment processes and styles are as follows:

ICAP: ICAP uses a team approach with a primarily large-cap value oriented investment style. ICAP's investment process involves the following key components: Identify Best Values – ICAP identifies stocks that it believes offer the best values and seeks to avoid companies that are exhibiting excessive deterioration in earnings trends. ICAP also considers the dividend yield as a component of total returns when evaluating the attractiveness of a security; Identify Catalysts – ICAP focuses on what it believes the key investment variables (catalysts) are that could potentially impact the security's market value. These catalysts are primarily company-specific, such as a new product, restructuring or a change in management, but occasionally the catalyst can be thematic - dependent on macroeconomic or industry trends; Portfolio Construction – After a review of stock recommendations, ICAP's portfolio management team determines whether or not to add the stock to the portfolio or to monitor it for future purchase.

ICAP continuously monitors each security and evaluates whether to eliminate it when its price target is achieved, the catalyst becomes inoperative or another stock offers a greater opportunity.

Markston: Markston seeks to identify companies that it believes can emerge as market leaders, where current valuation is disconnected from positive long-term prospects and ultimately have the potential to develop premium valuations. In addition to applying existing valuation criteria like low multiples of price-to-book or cash flow, Markston looks for companies with identifiable catalysts, including insider buying, stock repurchases, management change, sale or spin-off of a division, industry consolidation, and tax loss carry-forwards. Markston generally looks for the presence of at least three of these catalysts to coincide which it believes could enhance the return potential of a stock while also helping to minimize risk. Markston also assesses the judgment, quality, and integrity of company management and the track record of capital deployment. Finally, Markston will apply a rigorous discounted cash flow model as an important valuation tool in both buy and sell decisions.

Under normal circumstances, Markston holds securities for a relatively long period of time. However, certain securities may be acquired from time to time in an effort to earn short-term profits. Markston may sell an investment when it believes the opportunity for current profits or the risk of market decline outweighs the prospect of future capital gains.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisors may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Value Stock Risk: Value stocks may never reach what the Subadvisors believe is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Fund's performance may be lower or higher than that of funds that invest in other types of equity securities.

Mid-Cap Stock Risk: Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon the performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-, five- and ten-year periods compare to those of two broad-based securities market indices. The Fund has selected the Russell 3000® Index as its primary benchmark. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Fund has selected the Standard & Poor's 500® Index (“S&P 500® Index”) as a secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance data for the classes varies based on differences in their fee and expense structures. Performance figures for Class R3 shares, which were first offered on April 28, 2006, include the historical performance of Class A shares through April 27, 2006. Performance figures for Investor Class shares, first offered on February 28, 2008, include the historical performance of Class A shares through February 27, 2008. The performance for these newer share classes is adjusted for differences in certain fees and expenses. Unadjusted, the performance shown for these newer share classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2005-2014)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the Fund's calendar year performance has varied over the last ten years. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.

Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock

Best Quarter
2Q/09	17.73%
Worst Quarter
4Q/08	-22.97%

Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate
After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes.

Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.

MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.94%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	657
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	883
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,827
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.74%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.64%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.51%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	704
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	930
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,144
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,144
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.31%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.31%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2005	rr_AnnualReturn2005	8.93%
Annual Return 2006	rr_AnnualReturn2006	16.44%
Annual Return 2007	rr_AnnualReturn2007	5.97%
Annual Return 2008	rr_AnnualReturn2008	(37.12%)
Annual Return 2009	rr_AnnualReturn2009	30.32%
Annual Return 2010	rr_AnnualReturn2010	15.60%
Annual Return 2011	rr_AnnualReturn2011	(2.00%)
Annual Return 2012	rr_AnnualReturn2012	16.23%
Annual Return 2013	rr_AnnualReturn2013	31.03%
Annual Return 2014	rr_AnnualReturn2014	8.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.97%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.55%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.65%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.55%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.02%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R1 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.43%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R2 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.19%
MainStay MAP Fund (Prospectus Summary) | MainStay MAP Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.73%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.89%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.75% on assets up to $1 billion; 0.70% on assets from $1 billion to $3 billion; and 0.675% on assets in excess of $3 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC ("New York Life Investments") under a separate fund accounting agreement. This addition to the management fee amounted to 0.01% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.